Condensed Consolidated Statements of Cash Flows - USD ($) $ in Millions	9 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows provided by (used for) operating activities:
Net income	$ 82.0	$ 521.0
Adjustments to reconcile net income (loss) to net cash provided by (used for) operating activities:
Depreciation and amortization	124.0	130.0
Deferred income taxes	(26.0)	(26.0)
Income (loss) from equity investments, net	13.0	80.0
Share-based compensation cost	852.0	85.0
Operating lease expense	26.0	26.0
Other non-cash operating activities, net	(2.0)	(6.0)
Changes in assets and liabilities:
Accounts receivable, net (including receivables from related parties)	200.0	(152.0)
Contract assets, net (including contract assets from related parties)	(154.0)	7.0
Prepaid expenses and other assets	(19.0)	29.0
Accrued compensation and benefits and share-based compensation	(383.0)	(398.0)
Contract liabilities (including contract liabilities from related parties)	(148.0)	(10.0)
Tax liabilities	(46.0)	87.0
Operating lease liabilities	(18.0)	(53.0)
Other liabilities (including payables to related parties)	(78.0)	(64.0)
Net cash provided by (used for) operating activities	423.0	256.0
Cash flows provided by (used for) investing activities
Purchase of short-term investments	(540.0)	(985.0)
Proceeds from maturity of short-term investments	351.0	945.0
Purchases of equity investments	(32.0)	(4.0)
Purchases of intangible assets	(43.0)	(25.0)
Purchases of property and equipment	(81.0)	(48.0)
Other investing activities, net, including investments in convertible loans	(1.0)	0.0
Net cash provided by (used for) investing activities	(346.0)	(117.0)
Cash flows provided by (used for) financing activities
Payment of intangible asset obligations	(29.0)	(31.0)
Other financing activities, net	(10.0)	(1.0)
Payment of withholding tax on vested shares	(48.0)	0.0
Net cash provided by (used for) financing activities	(87.0)	(32.0)
Effect of foreign exchange rate changes on cash and cash equivalents	7.0	(10.0)
Net increase (decrease) in cash and cash equivalents	(3.0)	97.0
Cash and cash equivalents at the beginning of the period	1,554.0	1,004.0
Cash and cash equivalents at the end of the period	1,551.0	1,101.0
Non-cash operating, investing and financing activities:
Non-cash additions in property and equipment	18.0	1.0
Non-cash additions in intangible assets	47.0	0.0
Non-cash additions in operating lease right of use assets	18.0	6.0
Non-cash additions of operating lease liabilities	18.0	6.0
Non-cash additions to equity investments from conversion of certain receivables	9.0	0.0
Non-cash distributions to shareholders	12.0	0.0
Non-cash reclassification of share-based compensation costs	343.0	0.0
Non-cash withholding tax on vested shares	$ 63.0	$ 0.0